Revenue - Summary of Breakdown of Revenue by Sales Channels (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 214,537	€ 201,700	€ 422,312	€ 308,822	€ 222,612
Direct To Consumer (DTC) [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	121,041	115,191	247,460	186,813	124,354
Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	85,446	83,611	164,359	116,417	93,156
Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 8,050	€ 2,898	€ 10,493	€ 5,592	€ 5,102